UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09373

                      Oppenheimer Senior Floating Rate Fund
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

          Date of reporting period: AUGUST 1, 2004 - JANUARY 31, 2005



ITEM 1.  REPORTS TO STOCKHOLDERS.




TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TOP TEN CORPORATE LOAN INDUSTRIES
--------------------------------------------------------------------------------
Media                                                                     10.8%
--------------------------------------------------------------------------------
Auto Components                                                            8.1
--------------------------------------------------------------------------------
Electric Utilities                                                         7.0
--------------------------------------------------------------------------------
Oil & Gas                                                                  6.8
--------------------------------------------------------------------------------
Industrial Conglomerates                                                   6.4
--------------------------------------------------------------------------------
Health Care Providers & Services                                           6.3
--------------------------------------------------------------------------------
Diversified Telecommunication Services                                     5.8
--------------------------------------------------------------------------------
Chemicals                                                                  5.7
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                              4.9
--------------------------------------------------------------------------------
Aerospace & Defense                                                        4.9

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2005, and are based on net assets.


TOP FIVE HOLDINGS BY ISSUERS
--------------------------------------------------------------------------------
Qwest Communications Corp.                                                 1.4%
--------------------------------------------------------------------------------
United Pan-Europe Communications NV                                        1.3
--------------------------------------------------------------------------------
Riverside Energy Center LLC/Rocky Mountain Energy Center LLC               1.2
--------------------------------------------------------------------------------
Adelphia Communications Corp.                                              1.2
--------------------------------------------------------------------------------
Huntsman Corp.                                                             1.1

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2005, and are based on total investments.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CREDIT ALLOCATION

[PIE CHART]
BBB                1.6%
BB                25.8
B                 50.4
CCC                1.0
NR                19.8
Other Securities   1.4

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2005, and are based on total investments.
--------------------------------------------------------------------------------


8 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES
--------------------------------------------------------------------------------


Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

OPPENHEIMER SENIOR FLOATING RATE FUND IS A CONTINUOUSLY OFFERED CLOSED-END FUND WHOSE SHARES ARE NOT LISTED ON ANY STOCK EXCHANGE OR NATIONAL QUOTATION SERVICE. THE FUND'S SHARES ARE NOT REDEEMABLE FOR CASH DAILY BUT THE FUND SEEKS TO PROVIDE A DEGREE OF LIQUIDITY TO SHAREHOLDER BY MAKING QUARTERLY OFFERS TO REPURCHASE A PORTION OF THE FUND'S SHARES. HOWEVER, THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO REPURCHASE ALL SHARES TENDERED IN A PARTICULAR REPURCHASE OFFER. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUND WILL FLUCTUATE AND THE FUND IS NOT A MONEY MARKET FUND.

Please note that Oppenheimer Senior Floating Rate Fund has a limited operating history. The inception date of all classes is 9/8/99. Therefore you should not consider the performance shown to be indicative of long-term results. The Fund is not intended as an investor's only investment, but to complement other holdings.


9 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES
--------------------------------------------------------------------------------


CLASS A shares of the Fund were first publicly offered on 9/8/99. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%.

CLASS B shares of the Fund were first publicly offered on 9/8/99. Class B total returns are shown net of the applicable early withdrawal charge of 3% (one-year). Because Class B shares convert to Class A shares 72 months after purchase, the life of class return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.50% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 9/8/99. Class C shares are shown net of the applicable 1% early withdrawal charge for the one-year period. Class C shares are subject to an annual 0.50% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


10 | OPPENHEIMER SENIOR FLOATING RATE FUND

FUND EXPENSES
--------------------------------------------------------------------------------


FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


11 | OPPENHEIMER SENIOR FLOATING RATE FUND

FUND EXPENSES
--------------------------------------------------------------------------------


the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
                              BEGINNING        ENDING         EXPENSES
                              ACCOUNT          ACCOUNT        PAID DURING
                              VALUE            VALUE          6 MONTHS ENDED
                              (8/1/04)         (1/31/05)      JANUARY 31, 2005
--------------------------------------------------------------------------------
Class A Actual               $1,000.00        $1,032.50       $4.51
--------------------------------------------------------------------------------
Class A Hypothetical          1,000.00         1,020.71        4.48
--------------------------------------------------------------------------------
Class B Actual                1,000.00         1,029.70        7.37
--------------------------------------------------------------------------------
Class B Hypothetical          1,000.00         1,017.90        7.33
--------------------------------------------------------------------------------
Class C Actual                1,000.00         1,029.90        7.07
--------------------------------------------------------------------------------
Class C Hypothetical          1,000.00         1,018.20        7.02

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2005 are as follows:

CLASS     EXPENSE RATIOS
-------------------------
Class A        0.88%
-------------------------
Class B        1.44
-------------------------
Class C        1.38

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


12 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  January 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                             PRINCIPAL                   VALUE
                                                                                AMOUNT              SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
 CORPORATE LOANS--105.1%
----------------------------------------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--29.5%
----------------------------------------------------------------------------------------------------------------
 AUTO COMPONENTS--8.1%
----------------------------------------------------------------------------------------------------------------
 Affinia Group, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 5.44%, 11/1/11 1,2                                                      $   8,000,000            $  8,136,000
----------------------------------------------------------------------------------------------------------------
 Collins & Aikman Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 6.34%, 8/25/11 1,2                                              10,975,000              11,013,873
----------------------------------------------------------------------------------------------------------------
 Federal Mogul Corp., Sr. Sec. Credit Facilities Letter of Credit
 Term Loan, 12/8/11 1,2,3                                                      980,392                 987,132
----------------------------------------------------------------------------------------------------------------
 Federal Mogul Corp., Sr. Sec. Credit Facilities Pre-Petition Revolving
 Credit Loan, Tranche B, 1.75%-4.15%, 2/24/05 1,2                           15,351,629              14,536,074
----------------------------------------------------------------------------------------------------------------
 Federal Mogul Corp., Sr. Sec. Credit Facilities Term Loan, 12/8/11 1,2,3    9,019,608               9,073,166
----------------------------------------------------------------------------------------------------------------
 Goodyear Tire & Rubber Co. (The), Sr. Sec. Credit Facilities 1st Lien
 Asset-Backed Loan, 6.14%, 3/31/06 1,2                                       4,500,000               4,582,971
----------------------------------------------------------------------------------------------------------------
 Goodyear Tire & Rubber Co. (The), Sr. Sec. Credit Facilities 2nd Lien
 Asset-Backed Loan, 7.03%, 3/31/06 1,2                                       5,000,000               5,081,250
----------------------------------------------------------------------------------------------------------------
 Goodyear Tire & Rubber Co. (The), Sr. Sec. Credit Facilities Term Loan,
 6.90%, 7/28/07 1,2                                                         10,000,000              10,109,380
----------------------------------------------------------------------------------------------------------------
 Grand Vehicle Works Holdings Corp., Sr. Sec. Credit Facilities 1st Lien
 Term Loan, Tranche B, 5.56%-5.58%, 7/23/10 1,2                              9,950,000               9,751,000
----------------------------------------------------------------------------------------------------------------
 Hayes Lemmerz International, Inc., Sr. Sec. Credit Facilities Term Loan:
 5.92%-6.69%, 6/3/09 1,2                                                    14,024,014              14,286,963
 6/3/09 1,2,3                                                                1,466,523               1,494,020
----------------------------------------------------------------------------------------------------------------
 Key Plastics LLC, Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 5.40%-5.64%, 6/25/10 1,2                                           981,435                 998,610
 Tranche B, 6/25/10 1,2,3                                                    4,000,000               4,070,000
 Tranche C, 8.15%-8.33%, 6/25/11 1,2                                         5,000,000               5,037,500
----------------------------------------------------------------------------------------------------------------
 Mark IV Industries, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.12%-5.77%, 6/23/11 2                                          11,940,000              12,134,025
----------------------------------------------------------------------------------------------------------------
 Meridian Automotive Systems, Inc., Sr. Sec. Credit Facilities
 1st Lien Term Loan:
 Tranche B, 7.126%, 3/23/10 2                                                   30,897                  29,362
 Tranche B, 6.74%-7.43%, 3/23/10 1,2                                         5,407,878               5,139,176
----------------------------------------------------------------------------------------------------------------
 Metaldyne Corp., Sr. Sec. Credit Facilities Term Loan, Tranche D,
 7.063%, 12/31/09 1,2                                                       19,609,707              19,650,554
----------------------------------------------------------------------------------------------------------------
 Tenneco Automotive, Inc., Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 5.35%, 12/12/10 1,2                                              6,332,206               6,456,209
 Tranche B1, 5.28%, 12/12/08 1,2                                             2,097,179               2,138,248
----------------------------------------------------------------------------------------------------------------
 TI Automotive Ltd., Sr. Sec. Credit Facilities Term Loan, Tranche C,
 6.027%, 6/7/11 2                                                           10,130,000              10,073,019
----------------------------------------------------------------------------------------------------------------
 Tower Automotive, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
 Tranche B, 6.81%, 5/24/09 2                                                 9,000,000               8,995,986
----------------------------------------------------------------------------------------------------------------
 Transportation Technologies Industry, Inc., Sr. Sec. Credit Facilities
 1st Lien Term Loan, 5.95%-6.30%, 3/14/09 1,2                                3,970,000               3,996,469
----------------------------------------------------------------------------------------------------------------


13 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                             PRINCIPAL                   VALUE
                                                                                AMOUNT              SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
 AUTO COMPONENTS Continued
 Transportation Technologies Industry, Inc., Sr. Sec. Credit Facilities
 2nd Lien Term Loan, Tranche B, 9.48%, 3/14/09 1,2                       $   4,000,000          $    4,086,668
                                                                                                ----------------
                                                                                                   171,857,655

----------------------------------------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--4.9%
 Aladdin/OpBiz Gaming LLC, Sr. Sec. Credit Facilities Term Loan:
 Tranche A, 5.56%, 8/31/10 1,2                                              11,976,724              11,856,957
 Tranche B, 6.56%, 8/31/10 1,2                                                  27,684                  27,385
----------------------------------------------------------------------------------------------------------------
 AMF Bowling Worldwide, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.17%-7.131%, 8/27/09 1,2                                        1,786,475               1,805,455
----------------------------------------------------------------------------------------------------------------
 Buffets, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 6.05%-6.266%, 2/24/11 2                                                     9,963,890              10,013,710
----------------------------------------------------------------------------------------------------------------
 Caribbean Restaurants LLC, Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.23%-5.328%, 5/25/09 2                                          8,787,500               8,916,570
----------------------------------------------------------------------------------------------------------------
 Carrols Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 5.063%,
 12/20/10 1,2                                                                5,000,000               5,087,500
----------------------------------------------------------------------------------------------------------------
 Choctaw Resort Development Enterprise, Sr. Sec. Credit Facilities Term
 Loan, 4.81%-5.025%, 11/10/11 1,2                                            1,961,739               1,996,069
----------------------------------------------------------------------------------------------------------------
 CKE Restaurants, Inc., Sr. Sec. Credit Facilities Term Loan, 4.938%,
 5/28/10 1,2                                                                 1,900,807               1,929,319
----------------------------------------------------------------------------------------------------------------
 CNL Hotels & Resorts, Inc., Sr. Sec. Credit Facilities Term Loan, 4.90%,
 11/30/06 1,2                                                               16,500,000              16,768,125
----------------------------------------------------------------------------------------------------------------
 Denny's Corp. Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.59%-6.01%,
 8/17/09 2                                                                  10,999,999              11,257,818
----------------------------------------------------------------------------------------------------------------
 Global Cash Access LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B,
 5.33%, 3/10/10 1,2                                                          2,806,731               2,854,094
----------------------------------------------------------------------------------------------------------------
 Green Valley Ranch Resort and Spa, Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.501%, 12/22/10 1,2                                             1,488,750               1,509,220
----------------------------------------------------------------------------------------------------------------
 Las Vegas Sands Corp., Sr. Sec. Credit Facilitiesi Term Loan:
 Delayed Draw, 0.75%, 2/20/05 1,2                                            1,636,363               1,660,568
 Tranche B, 4.90%, 6/15/11 1,2                                               6,363,636               6,476,324
----------------------------------------------------------------------------------------------------------------
 Pinnacle Entertainment, Inc., Sr. Sec. Credit Facilities Term Loan,
 Delayed Draw, 1%, 8/27/10 1,2                                               1,993,456               1,995,948
----------------------------------------------------------------------------------------------------------------
 Pinnacle Entertainment, Inc., Sr. Sec. Credit Facilities Term Loan,
 5.58%, 8/27/10 1,2                                                            550,000                 558,250
----------------------------------------------------------------------------------------------------------------
 Wyndam International, Inc., Sr. Sec. Credit Facilities Term Loan:
 Tranche I, 7.188%, 6/30/06 1,2                                             15,387,228              15,480,198
 Tranche II, 8.188%, 4/1/06 1,2                                              4,301,152               4,324,808
                                                                                                ----------------
                                                                                                   104,518,318

----------------------------------------------------------------------------------------------------------------
 HOUSEHOLD DURABLES--1.3%
 Culligan International Co., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.92%, 9/30/11 2                                                10,000,000              10,152,080
----------------------------------------------------------------------------------------------------------------
 National Bedding Co., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 4.65%-4.88%, 8/25/08 1,2                                                    2,300,000               2,333,782


14 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                             PRINCIPAL                   VALUE
                                                                                AMOUNT              SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
 HOUSEHOLD DURABLES Continued
 Springs Industries, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.313%, 12/7/10 1,2                                          $  13,000,000          $   13,166,569
----------------------------------------------------------------------------------------------------------------
 Werner Holding Co., Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.94%-6.34%, 6/11/09 1,2                                           939,394                 913,560
                                                                                                ----------------
                                                                                                    26,565,991

----------------------------------------------------------------------------------------------------------------
 LEISURE EQUIPMENT & PRODUCTS--0.9%
 24 Hour Fitness, Inc., Sr. Sec. Credit Facilities Term Loan,
 6.063%-6.25%, 11/4/09 2                                                    10,425,931              10,562,771
----------------------------------------------------------------------------------------------------------------
 Bombardier Recreational Products, Inc., Sr. Sec. Credit Facilities
 Term Loan, Tranche B, 4.97%, 12/18/10 2                                     2,122,619               2,156,450
----------------------------------------------------------------------------------------------------------------
 Latham International Ltd., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 6.57%-6.95%, 12/29/10 1,2                                        6,500,000               6,479,687
                                                                                                ----------------
                                                                                                    19,198,908

----------------------------------------------------------------------------------------------------------------
 MEDIA--10.8%
 Advertising Directory Solutions, Sr. Sec. Credit Facilities
 1st Lien Term Loan, Tranche B, 4.48%, 11/8/11 1,2                          15,000,000              15,150,000
----------------------------------------------------------------------------------------------------------------
 Advertising Directory Solutions, Sr. Sec. Credit Facilities
 2nd Lien Term Loan, Tranche 2, 6.23%, 5/1/12 1,2                           10,000,000              10,241,670
----------------------------------------------------------------------------------------------------------------
 American Reprographics Co., Sr. Sec. Credit Facilities
 2nd Lien Term Loan, 9.275%, 12/18/09 1,2                                   10,329,240              11,000,641
----------------------------------------------------------------------------------------------------------------
 Atlantic Broadband LLC, Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.69%, 9/1/11 2                                                 10,546,061              10,759,175
----------------------------------------------------------------------------------------------------------------
 Bragg Communications, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.90%, 9/1/11 1,2                                                9,975,000              10,112,156
----------------------------------------------------------------------------------------------------------------
 Carmike Cinemas, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
 4.438%-5.828%, 2/4/09 1,2                                                   7,777,481               8,049,693
----------------------------------------------------------------------------------------------------------------
 Cebridge Connections Holding LLC, Sr. Sec. Credit Facilities
 1st Lien Term Loan, 5.24%-7.377%, 2/23/09 1,2                               2,487,469               2,496,797
----------------------------------------------------------------------------------------------------------------
 Cebridge Connections Holding LLC, Sr. Sec. Credit Facilities
 2nd Lien Term Loan, Tranche C, 8%-8.64%, 2/23/10 1,2                       18,352,544              18,490,188
----------------------------------------------------------------------------------------------------------------
 Century-TCI California LP, Sr. Sec. Credit Facilities Revolving
 Credit Loan, 5.178%, 12/31/07 1,2                                           7,587,500               7,585,603
----------------------------------------------------------------------------------------------------------------
 Century-TCI California LP, Sr. Sec. Credit Facilities Term Loan, 5.178%,
 12/31/07 1,2                                                               10,412,500              10,409,897
----------------------------------------------------------------------------------------------------------------
 Charter Communications Operating LLC, Sr. Sec. Credit Facilities Term
 Loan, Tranche A, 5.73%, 4/27/10 2                                          19,500,000              19,372,041
----------------------------------------------------------------------------------------------------------------
 Cygnus Business Media, Sr. Sec. Credit Facilities Term Loan, Tranche B,
 6.42%, 12/31/08 1,2                                                         6,650,000               6,633,375
----------------------------------------------------------------------------------------------------------------
 Frontiervision Operating Partners LP, Sr. Sec. Credit Facilities
 Term Loan, Tranche B, 6.775%, 3/31/06 1,2                                   8,497,894               8,536,398
----------------------------------------------------------------------------------------------------------------
 GT Brands LLC, Sr. Sec. Credit Facilities Term Loan, Tranche A, 10.082%,
 9/6/07 1,2                                                                  3,413,352               1,877,344

15 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                             PRINCIPAL                   VALUE
                                                                                AMOUNT              SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
 MEDIA Continued
 Herald Media, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
 Tranche B, 5.03%, 7/31/11 1,2                                           $   4,975,000            $  5,052,734
----------------------------------------------------------------------------------------------------------------
 Loews Cineplex Entertainment Corp., Sr. Sec. Credit Facilities
 Term Loan, 4.44%-4.814%, 6/30/11 2                                         14,962,500              15,183,437
----------------------------------------------------------------------------------------------------------------
 Mediacom LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B,
 3/31/13 1,2,3                                                               5,000,000               5,022,320
----------------------------------------------------------------------------------------------------------------
 NEP Supershooters LP, Inc., Sr. Sec. Credit Facilities
 1st Lien Term Loan, Tranche B Add-On, 2/1/11 1,2,3                          5,900,000               5,995,875
----------------------------------------------------------------------------------------------------------------
 Nep, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
 6.56%, 2/1/11 1,2                                                           1,496,250               1,520,564
----------------------------------------------------------------------------------------------------------------
 TransWestern Publishing Co. LLC, Sr. Sec. Credit Facilities 1st Lien
 Term Loan, Tranche B, 3.938%-6.148%, 2/25/11 1,2                            8,273,421               8,389,770
----------------------------------------------------------------------------------------------------------------
 United Pan-Europe Communications NV, Sr. Sec. Credit Facilities
 Term Loan:
 Tranche F-2, 5.98%, 2/1/12 1,2                                             14,000,000              14,200,004
 Tranche C-2, 8.09%, 3/31/09 1,2                                            15,444,000              15,569,483
----------------------------------------------------------------------------------------------------------------
 Vutek, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.623%,
 6/24/11 1,2                                                                 7,225,000               7,243,063
----------------------------------------------------------------------------------------------------------------
 XM Satellite Radio, Inc., Sr. Sec. Credit Facilities Floating Rate Nts.,
 7.66%, 5/1/09 2                                                            11,000,000              11,330,000
                                                                                                ----------------
                                                                                                   230,222,228

----------------------------------------------------------------------------------------------------------------
 MULTILINE RETAIL--0.3%
 Dollarama Group LP, Sr. Sec. Credit Facilities Term Loan, Tranche B,
 4.78%, 11/18/11 1,2                                                         7,000,000               7,065,625
----------------------------------------------------------------------------------------------------------------
 SPECIALTY RETAIL--2.6%
 Blockbuster, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 4.84%-5.42%, 8/20/11 1,2                                                    5,000,000               4,988,124
----------------------------------------------------------------------------------------------------------------
 Columbia House Co. (The), Sr. Sec. Credit Facilities Term Loan, Tranch B,
 7.063%, 6/21/07 1,2                                                         2,693,966               2,687,231
----------------------------------------------------------------------------------------------------------------
 Getty Petroleum Marketing, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.80%, 5/19/10 2                                                 7,250,000               7,390,469
----------------------------------------------------------------------------------------------------------------
 Harbor Freight Tools, Sr. Sec. Credit Facilities Term Loan, Tranche B,
 4.69%-4.91%, 6/24/10 2                                                     14,967,500              15,021,757
----------------------------------------------------------------------------------------------------------------
 Hollywood Entertainment Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 6.08%, 1/20/08 1,2                                               5,000,000               5,028,125
----------------------------------------------------------------------------------------------------------------
 Oriental Trading Co., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 5.375%, 7/9/09 2                                                           10,257,554              10,313,118
----------------------------------------------------------------------------------------------------------------
 Savers, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
 6.733%-6.81%, 7/15/09 1,2                                                  10,266,948              10,350,366
                                                                                                ----------------
                                                                                                    55,779,190

----------------------------------------------------------------------------------------------------------------
 TEXTILES, APPAREL & LUXURY GOODS--0.6%
 Levi Strauss & Co., Sr. Sec. Credit Facilities Term Loan, Tranche A,
 9.135%-9.265%, 9/29/09 1,2                                                  7,810,453               8,464,578
----------------------------------------------------------------------------------------------------------------
 Maidenform, Inc., Sr. Sec. Credit Facilities Term Loan, 5.39%,
 6/7/10 1,2                                                                  2,932,500               2,972,822
                                                                                                ----------------
                                                                                                    11,437,400

16 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                             PRINCIPAL                   VALUE
                                                                                AMOUNT              SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
 CONSUMER STAPLES--6.8%
----------------------------------------------------------------------------------------------------------------
 BEVERAGES--0.7%
 Constellation Brands, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.25%-4.75%, 12/22/11 2                                      $   9,000,000            $  9,123,749
----------------------------------------------------------------------------------------------------------------
 Le*Nature's, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.875%-8.115%, 5/20/10 1,2                                       3,965,025               4,039,369
----------------------------------------------------------------------------------------------------------------
 Sunny Delight Beverages Co., Sr. Sec. Credit Facilities
 1st Lien Term Loan, 6.59%-6.79%, 8/3/10 1,2                                 2,000,000               1,955,000
                                                                                                ----------------
                                                                                                    15,118,118

----------------------------------------------------------------------------------------------------------------
 FOOD & STAPLES RETAILING--0.3%
 The Pantry, Inc., Sr. Sec. Credit Facilities Term Loan, 4.83%, 2/18/11 2    5,443,478               5,535,337
----------------------------------------------------------------------------------------------------------------
 FOOD PRODUCTS--2.4%
 American Seafoods Group LLC, Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.81%, 3/31/09 1,2                                               5,026,906               5,100,742
----------------------------------------------------------------------------------------------------------------
 Atkins Nutritionals, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
 10.69%, 12/1/09 1,2                                                         9,600,034               6,480,023
----------------------------------------------------------------------------------------------------------------
 Atkins Nutritionals, Inc., Sr. Sec. Credit Facilities Term Loan,
 7.89%-8.19%, 12/1/09 1,2                                                    1,725,077               1,561,195
----------------------------------------------------------------------------------------------------------------
 Herbalife International, Inc., Sr. Sec. Credit Facilities Term Loan,
 4.87%-5.16%, 12/20/10 1,2                                                  12,000,000              12,206,256
----------------------------------------------------------------------------------------------------------------
 Land O'Lakes, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 5.71%, 10/11/08 1,2                                                         2,628,204               2,669,816
----------------------------------------------------------------------------------------------------------------
 Leiner Health Products, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.56%, 5/27/11 1,2                                               1,985,013               2,014,788
----------------------------------------------------------------------------------------------------------------
 Meow Mix, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
 6.81%-7.02%, 10/10/09 1,2                                                   4,920,045               4,912,360
----------------------------------------------------------------------------------------------------------------
 Meow Mix, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.85%,
 10/10/09 1,2                                                                4,000,000               3,820,000
----------------------------------------------------------------------------------------------------------------
 Nellson Nutraceutical, Inc., Sr. Sec. Credit Facilities
 2nd Lien Term Loan, 11.557%, 4/11/10 1,2                                    3,500,000               3,128,125
----------------------------------------------------------------------------------------------------------------
 Nellson Nutraceutical, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 9.098%, 10/4/09 1,2                                              3,598,473               3,531,001
----------------------------------------------------------------------------------------------------------------
 Windsor Quality Food Co., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.15%, 12/10/10 1,2                                              6,000,000               6,015,000
                                                                                                ----------------
                                                                                                    51,439,306

----------------------------------------------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS--1.4%
 Holmes Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan,
 Tranche B, 5.58%-5.73%, 5/10/11 1,2                                         8,955,000               9,066,938
----------------------------------------------------------------------------------------------------------------
 Jarden Corp., Sr. Sec. Credit Facilities Term Loan, 4.64%, 4/1/11 1,2       9,000,000               9,093,213
----------------------------------------------------------------------------------------------------------------
 Playpower, Inc., Sr. Sec. Credit Facilities Term Loan, 7.06%, 2/1/10 1,2   10,367,521              10,497,116
                                                                                                ----------------
                                                                                                    28,657,267

17 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                             PRINCIPAL                   VALUE
                                                                                AMOUNT              SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
 PERSONAL PRODUCTS--2.0%
----------------------------------------------------------------------------------------------------------------
 AAI.FosterGrant, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 7.39%, 10/1/10 1,2                                           $   6,980,556            $  6,998,007
----------------------------------------------------------------------------------------------------------------
 American Safety Razor Co., Sr. Sec. Credit Facilities
 1st Lien Term Loan, 5.64%-5.98%, 4/29/11 1,2                                4,229,338               4,250,485
----------------------------------------------------------------------------------------------------------------
 American Safety Razor Co., Sr. Sec. Credit Facilities
 2nd Lien Term Loan, 9.11%, 10/29/11 1,2                                     2,000,000               2,030,000
----------------------------------------------------------------------------------------------------------------
 Cosmetic Essence, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
 5.24%-5.44%, 12/3/10 1,2                                                    3,000,000               3,022,500
----------------------------------------------------------------------------------------------------------------
 Natural Products Group, Sr. Sec. Credit Facilities Term Loan, 5.95%,
 11/24/10 1,2                                                                7,000,000               7,026,250
----------------------------------------------------------------------------------------------------------------
 Nice-Pak Products, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.585%, 6/18/10 1,2                                              4,937,500               5,014,648
----------------------------------------------------------------------------------------------------------------
 Pure Fishing, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 5.55%-5.85%, 3/23/10 1,2                                                   11,178,709              11,374,336
----------------------------------------------------------------------------------------------------------------
 Riddell Bell Holdings, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.75%-6.639%, 9/30/11 1,2                                        2,992,500               3,045,492
                                                                                                ----------------
                                                                                                    42,761,718

----------------------------------------------------------------------------------------------------------------
 ENERGY--8.5%
----------------------------------------------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--1.7%
 Acterna Corp., Sr. Sec. Credit Facilities Term Loan, 12%, 12/20/08 1        1,190,895               1,190,895
----------------------------------------------------------------------------------------------------------------
 Headwaters, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
 5.75%-5.92%, 4/10/11 1,2                                                   19,545,434              19,826,399
----------------------------------------------------------------------------------------------------------------
 Northern Star GE, Sr. Sec. Credit Facilities Term Loan, Tranche B,
 5.731%, 12/17/11 1,2                                                       14,000,000              14,240,632
                                                                                                ----------------
                                                                                                    35,257,926

----------------------------------------------------------------------------------------------------------------
 OIL & GAS--6.8%
 Alon USA, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 10%,
 10/3/10 2                                                                   9,000,000               9,225,000
----------------------------------------------------------------------------------------------------------------
 ATP Oil & Gas Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 8.23%-8.55%, 3/15/09 2                                                     14,426,482              14,715,012
----------------------------------------------------------------------------------------------------------------
 Basic Energy Services, Inc., Sr. Sec. Credit Facilities Term Loan,
 5.55%, 10/3/09 1,2                                                         16,933,824              17,060,827
----------------------------------------------------------------------------------------------------------------
 Celero Energy LP, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
 8.66%-9.078%, 9/30/11 1,2                                                  11,000,000              11,130,625
----------------------------------------------------------------------------------------------------------------
 Celero Energy LP, Sr. Sec. Credit Facilities Revolving Credit Loan:
 0.50%-4.58%, 9/30/08 1,2                                                    6,000,000               5,985,000
 9/30/08 1,2,3                                                               4,000,000               3,990,000
----------------------------------------------------------------------------------------------------------------
 Coffeyville Resources LLC, Sr. Sec. Credit Facilities Term Loan,
 7.549%-9.25%, 4/16/10 2                                                    11,910,000              12,029,100
----------------------------------------------------------------------------------------------------------------
 Coleto Creek WLE LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
 Tranche B, 4.828%, 7/1/11 1,2                                               9,451,253               9,624,523
----------------------------------------------------------------------------------------------------------------
 Coleto Creek WLE LP, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
 Tranche C, 6.23%, 7/1/12 1,2                                                9,000,000               9,195,003

18 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                             PRINCIPAL                   VALUE
                                                                                AMOUNT              SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
 OIL & GAS Continued
 Dynegy, Inc., Sr. Sec. Credit Facilities Term Loan, 6.39%,
 5/28/10 1,2                                                             $   8,955,000            $  9,122,906
----------------------------------------------------------------------------------------------------------------
 Ferrell Cos., Inc., Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 6.56%, 6/17/06 1,2                                               6,241,802               6,273,011
 Tranche C, 6.56%, 6/17/06 1,2                                               1,238,937               1,245,132
----------------------------------------------------------------------------------------------------------------
 Ocean Rig ASA, Sr. Sec. Credit Facilities Term Loan, 7.188%, 6/1/08 1,2     9,000,000               9,000,000
----------------------------------------------------------------------------------------------------------------
 Power Well Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
 Tranche B, 6.61%, 7/30/09 1,2                                              10,000,000              10,025,000
----------------------------------------------------------------------------------------------------------------
 Quest Cherokee LLC, Sr. Sec. Credit Facilities Term Loan, 6.56%,
 7/8/10 1,2                                                                 14,413,333              14,341,267
----------------------------------------------------------------------------------------------------------------
 Tesoro Petroleum Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 7.99%, 4/15/08 1,2                                                          1,930,000               1,987,900
                                                                                                ----------------
                                                                                                   144,950,306

----------------------------------------------------------------------------------------------------------------
 FINANCIALS--2.4%
----------------------------------------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES--0.7%
 Refco Group Ltd. LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B,
 5.27%, 8/1/11 1,2                                                          15,396,090              15,582,768
----------------------------------------------------------------------------------------------------------------
 INSURANCE--0.8%
 Conseco, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 6.078%,
 6/22/10 2                                                                  13,440,000              13,725,604
----------------------------------------------------------------------------------------------------------------
 Vertafore, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.27%,
 11/30/10 2                                                                  4,000,000               4,030,000
                                                                                                ----------------
                                                                                                    17,755,604

----------------------------------------------------------------------------------------------------------------
 REAL ESTATE--0.9%
 General Growth Properties, Inc., Sr. Sec. Credit Facilities Term Loan:
 Tranche A, 4.64%, 11/24/07 1,2                                              1,493,514               1,497,558
 Tranche B, 4.64%, 11/24/08 1,2                                             17,000,000              17,136,357
                                                                                                ----------------
                                                                                                    18,633,915

----------------------------------------------------------------------------------------------------------------
 HEALTH CARE--7.1%
----------------------------------------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--0.4%
 Aircast, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.44%,
 4/28/11 1,2                                                                 1,000,000               1,015,000
----------------------------------------------------------------------------------------------------------------
 Aircast, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 5.19%,
 10/28/10 1,2                                                                3,250,000               3,279,455
----------------------------------------------------------------------------------------------------------------
 UTI Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 5.73%-5.775%,
 6/3/10 1,2                                                                  3,980,000               4,014,825
                                                                                                ----------------
                                                                                                     8,309,280

----------------------------------------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--6.3%
 3M Health Care Ltd., Sr. Sec. Credit Facilities Term Loan, 9.50%,
 12/3/09 1,2                                                                 4,000,000               4,010,000
----------------------------------------------------------------------------------------------------------------
 CompBenefits Corp., Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 5.098%-6.578%, 8/27/09 1,2                                       5,550,000               5,550,000
 Tranche C, 8.75%-9.328%, 2/27/10 1,2                                        1,985,000               1,980,038
----------------------------------------------------------------------------------------------------------------
 Concentra Operating Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.88%-5.10%, 6/30/09 1,2                                         9,957,938              10,086,564
----------------------------------------------------------------------------------------------------------------
 ConnectiCare, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 6.296%, 10/30/09 1,2                                                        2,218,750               2,225,684

1


19 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                             PRINCIPAL                   VALUE
                                                                                AMOUNT              SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES Continued
 FHC Health Systems, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 8.40%, 11/15/09 1,2                                          $   5,380,367            $  5,461,072
----------------------------------------------------------------------------------------------------------------
 FHC Health Systems, Inc., Sr. Sec. Credit Facilities Term Loan,
 Delayed Draw, Tranche B, 10.40%, 11/15/09 1,2                               2,080,196               2,111,399
----------------------------------------------------------------------------------------------------------------
 HealthSouth Corp., Sr. Sec. Sub. Credit Facilities Term Loan, 10.375%,
 1/16/11 1                                                                  11,500,000              12,865,625
----------------------------------------------------------------------------------------------------------------
 InSight Health Services Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 6.31%, 9/19/08 1,2                                               5,336,920               5,385,288
----------------------------------------------------------------------------------------------------------------
 MedCath Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 5.11%-6.411%, 6/30/10 1,2                                                   3,980,000               4,022,288
----------------------------------------------------------------------------------------------------------------
 MultiPlan, Inc., Sr. Sec. Credit Facilities Term Loan, 5.31%, 3/4/09 1,2    2,666,667               2,696,667
----------------------------------------------------------------------------------------------------------------
 National Mentor, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 5.47%-7.377%, 11/5/11 1,2                                                   1,995,000               2,031,784
----------------------------------------------------------------------------------------------------------------
 Sheridan Healthcare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
 Tranche B, 5.79%-5.89%, 11/12/10 1,2                                        6,000,000               6,131,250
----------------------------------------------------------------------------------------------------------------
 Sheridan Healthcare, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
 Tranche C, 9.776%, 5/12/11 1,2                                              1,500,000               1,556,250
----------------------------------------------------------------------------------------------------------------
 SHPS, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 5.92%,
 11/1/11 1,2                                                                 3,000,000               3,037,500
----------------------------------------------------------------------------------------------------------------
 Skilled Healthcare Group, Inc., Sr. Sec. Credit Facilities
 1st Lien Term Loan, 5.34%-6.885%, 6/28/10 1,2                               3,742,500               3,779,925
----------------------------------------------------------------------------------------------------------------
 Skilled Healthcare Group, Inc., Sr. Sec. Credit Facilities
 2nd Lien Term Loan, 9.345%, 6/28/11 1,2                                     4,000,000               4,115,000
----------------------------------------------------------------------------------------------------------------
 SouthernCare, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 5.81%, 12/10/10 1,2                                                         6,500,000               6,605,625
----------------------------------------------------------------------------------------------------------------
 Triumph HealthCare LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B,
 6.18%, 10/29/10 1,2                                                         7,976,471               7,996,412
----------------------------------------------------------------------------------------------------------------
 US Oncology, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 4.875%-5.51%, 8/20/11 1,2                                                   1,990,000               2,017,987
----------------------------------------------------------------------------------------------------------------
 Vanguard Health Systems, Inc., Sr. Sec. Credit Facilities ACQ Term Loan,
 0.75%-5.64%, 9/23/11 1,2                                                   10,000,000              10,118,750
----------------------------------------------------------------------------------------------------------------
 Vanguard Health Systems, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.79%, 9/24/11 1,2                                               6,982,500               7,115,607
----------------------------------------------------------------------------------------------------------------
 Warner Chilcott plc, Sr. Sec. Credit Facilities Term Loan, Tranche B:
 5.23%, 1/4/12 1,2                                                          19,085,174              19,249,783
 1/4/12 1,2,3                                                                1,735,016               1,749,980
----------------------------------------------------------------------------------------------------------------
 Warner Chilcott plc, Sr. Sec. Credit Facilities Term Loan, Delayed Draw:
 1.375%, 1/14/12 1,2                                                         2,914,827               2,939,967
 1/14/12 1,2,3                                                                 264,984                 267,270
                                                                                                ----------------
                                                                                                   135,107,715

----------------------------------------------------------------------------------------------------------------
 PHARMACEUTICALS--0.4%
 Alpharma Operating Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche A, 5%-5.06%, 10/5/07 1,2                                            2,725,922               2,720,243


20 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                             PRINCIPAL                   VALUE
                                                                                AMOUNT              SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
 PHARMACEUTICALS Continued
 Alpharma, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 5.74%-5.828%, 10/5/08 1,2                                               $   5,604,851          $    5,632,874
                                                                                                ----------------
                                                                                                     8,353,117

----------------------------------------------------------------------------------------------------------------
 INDUSTRIALS--22.0%
----------------------------------------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--4.9%
 AM General LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
 Tranche B, 6.71%-7.16%, 8/10/11 2                                          10,725,000              11,033,344
 Tranche B, 8.63%, 8/10/11 1,2                                                 275,000                 282,906
----------------------------------------------------------------------------------------------------------------
 American Airlines, Inc., Sr. Sec. Credit Facilities Revolving
 Credit Loan, 8.877%, 6/17/09 1,2                                            5,000,000               4,954,165
----------------------------------------------------------------------------------------------------------------
 Apptis, Inc., Sr. Sec. Credit Facilities Term Loan, 5.73%, 12/2/09 1,2      8,000,000               8,090,000
----------------------------------------------------------------------------------------------------------------
 Arinc Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 4.56%-4.78%, 3/10/11 1,2                                                    2,992,463               3,037,349
----------------------------------------------------------------------------------------------------------------
 CACI International, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 3.95%, 5/3/11 1,2                                                7,962,500               8,067,008
----------------------------------------------------------------------------------------------------------------
 Communications & Power Industries, Inc., Sr. Sec. Credit Facilities
 Term Loan, 4.93%-6.639%, 7/23/10 1,2                                        4,378,789               4,442,416
----------------------------------------------------------------------------------------------------------------
 DeCrane Aircraft Holdings, Inc., Sr. Sec. Credit Facilities
 2nd Lien Term Loan, 15%, 6/30/08 1                                          6,199,118               6,261,109
----------------------------------------------------------------------------------------------------------------
 DeCrane Aircraft Holdings, Inc., Sr. Sec. Credit Facilities Term Loan:
 Tranche A, 7.81%, 3/31/06 1,2                                               1,500,000               1,515,000
 Tranche B, 8.06%, 3/31/07 1,2                                               2,525,477               2,550,732
 Tranche D, 8.56%, 12/31/07 1,2                                              1,816,247               1,816,247
----------------------------------------------------------------------------------------------------------------
 Gate Gourmet International, Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 9.50%-10.50%, 12/20/08 1,2                                       1,000,000                 963,750
----------------------------------------------------------------------------------------------------------------
 Gencorp, Inc., Sr. Sec. Credit Facilities Letter of Credit, 5.42%,
 11/8/10 1,2                                                                 6,750,000               6,855,469
----------------------------------------------------------------------------------------------------------------
 Gencorp, Inc., Sr. Sec. Credit Facilities Term Loan, 5.58%, 11/8/10 1,2     2,250,000               2,290,781
----------------------------------------------------------------------------------------------------------------
 K&F Industries, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 4.95%-6.658%, 11/18/12 1,2                                                  3,900,000               3,967,438
----------------------------------------------------------------------------------------------------------------
 Northwest Airlines, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche A, 7.60%, 11/23/09 1,2                                             10,000,000              10,020,000
----------------------------------------------------------------------------------------------------------------
 Standard Aero Holdings, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.969%-5.05%, 8/1/12 1,2                                         4,384,615               4,454,497
----------------------------------------------------------------------------------------------------------------
 Titan Corp. (The), Sr. Sec. Credit Facilities Term Loan, Tranche B,
 5.37%-6.639%, 6/30/09 2                                                     9,881,854              10,023,907
----------------------------------------------------------------------------------------------------------------
 United Airlines, Inc., Sr. Sec. Credit Facilities Term Loan, Debtor in
 Possession, 8%, 6/30/05 1,2                                                 6,000,000               6,056,250
----------------------------------------------------------------------------------------------------------------
 Wyle Laboratories, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
 5.50%, 1/6/11 1,2                                                           4,500,000               4,574,534
----------------------------------------------------------------------------------------------------------------
 Wyle Laboratories, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
 9.25%, 7/6/11 1,2                                                           2,000,000               2,050,000
                                                                                                ----------------
                                                                                                   103,306,902




21 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                             PRINCIPAL                   VALUE
                                                                                AMOUNT              SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
 BUILDING PRODUCTS--3.1%
 CHI Overhead Doors, Sr. Sec. Credit Facilities 1st Lien Term Loan,
 Tranche B, 5.90%, 4/22/11 1,2                                           $   5,000,000            $  5,062,500
----------------------------------------------------------------------------------------------------------------
 Compression Polymers Corp., Sr. Sec. Credit Facilities
 1st Lien Term Loan, 5.65%, 3/9/10 1,2                                       4,971,153               5,023,971
----------------------------------------------------------------------------------------------------------------
 Compression Polymers Corp., Sr. Sec. Credit Facilities
 2nd Lien Term Loan, 8.40%, 9/9/10 1,2                                       5,000,000               5,028,125
----------------------------------------------------------------------------------------------------------------
 Formica Corp.(Canada), Sr. Sec. Credit Facilities Term Loan,
 7.55%-7.739%, 6/15/10 1,2                                                   1,660,362               1,668,664
----------------------------------------------------------------------------------------------------------------
 Formica Corp.(Spain), Sr. Sec. Credit Facilities Term Loan,
 7.55%-7.739%, 6/15/10 1,2                                                   4,023,596               4,043,714
----------------------------------------------------------------------------------------------------------------
 Formica Corp.(UK), Sr. Sec. Credit Facilities Term Loan, 7.55%-7.739%,
 6/15/10 1,2                                                                 2,057,685               2,067,973
----------------------------------------------------------------------------------------------------------------
 Formica Corp., Sr. Sec. Credit Facilities Term Loan, 7.55%-7.739%,
 6/15/10 1,2                                                                 5,930,336               5,959,988
----------------------------------------------------------------------------------------------------------------
 Juno Lighting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
 4.89%-6.639%, 11/24/10 1,2                                                  6,594,886               6,710,297
----------------------------------------------------------------------------------------------------------------
 MAAX, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 4.96%-5.314%, 6/4/11 1,2                                                    5,970,001               6,037,163
----------------------------------------------------------------------------------------------------------------
 Masonite International Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche C, 5.188%-5.375%, 8/31/08 2                                         5,193,695               5,205,869
----------------------------------------------------------------------------------------------------------------
 Nortek Holdings, Inc., Sr. Sec. Credit Facilities Term Loan,
 4.62%-6.639%, 8/27/11 1,2                                                   6,982,500               7,106,146
----------------------------------------------------------------------------------------------------------------
 PGT Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
 5.71%-5.93%, 1/14/10 1,2                                                    3,396,067               3,449,130
----------------------------------------------------------------------------------------------------------------
 PGT Industries, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
 9.18%, 6/14/10 1,2                                                          4,000,000               4,060,000
----------------------------------------------------------------------------------------------------------------
 Professional Paint, Inc., Sr. Sec. Credit Facilities Term Loan,
 5.50%-6.063%, 9/29/11 1,2                                                   3,950,000               4,004,313
                                                                                                ----------------
                                                                                                    65,427,853

----------------------------------------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--4.8%
 Allied Security, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 6.81%, 6/30/10 1,2                                                          5,885,714               5,981,357
----------------------------------------------------------------------------------------------------------------
 Allied Waste Industries, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.95%-5.24%, 12/30/09 1,2                                        7,953,966               8,081,085
----------------------------------------------------------------------------------------------------------------
 Ashtead Group plc, Sr. Sec. Credit Facilities Term Loan, 4.813%,
 11/12/09 1,2                                                                3,000,000               3,046,875
----------------------------------------------------------------------------------------------------------------
 Ionics, Inc., Sr. Sec. Credit Facilities Term Loan, 5.31%, 1/6/11 1,2       4,274,075               4,288,770
----------------------------------------------------------------------------------------------------------------
 Knowledge Learning Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.05%, 12/17/11 1,2                                              5,000,000               5,046,875
----------------------------------------------------------------------------------------------------------------
 National Waterworks, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche C, 5.06%, 11/22/09 1,2                                              5,642,517               5,741,261
----------------------------------------------------------------------------------------------------------------
 NES Rentals Holdings, Inc., Sr. Sec. Credit Facilities
 2nd Lien Term Loan, 8.354%, 8/13/10 1,2                                     6,460,019               6,569,032

22 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                             PRINCIPAL                   VALUE
                                                                                AMOUNT              SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES Continued
 Norwood Promotional Products, Inc., Sr. Sec. Credit Facilities
 Term Loan, Tranche A, 8.75%, 8/16/09 1,2                                  $11,194,293            $ 10,858,464
----------------------------------------------------------------------------------------------------------------
 Outsourcing Solutions, Inc., Sr. Sec. Credit Facilities
 3rd Lien Term Loan, 7.40%, 2/9/09 1,2                                       7,951,314               7,981,131
----------------------------------------------------------------------------------------------------------------
 Outsourcing Solutions, Inc., Sr. Sec. Credit Facilities Revolving
 Credit Loan, Tranche B, 2.50%-5%, 2/9/09 1,2                                   91,116                  91,685
----------------------------------------------------------------------------------------------------------------
 Relizon Co. (The), Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 5.33%-5.54%, 2/23/11 1,2                                         6,502,663               6,522,985
 Tranche B1, 5.33%, 2/20/11 1,2                                                354,918                 356,027
----------------------------------------------------------------------------------------------------------------
 TransFirst Holdings, Inc., Sr. Sec. Credit Facilities
 1st Lien Term Loan, Tranche A, 6.063%, 6/16/10 1,2                          6,440,000               6,484,275
----------------------------------------------------------------------------------------------------------------
 TRM Corp., Sr. Sec. Credit Facilities Term Loan, 6.46%, 11/24/10 1,2        9,000,000               9,084,375
----------------------------------------------------------------------------------------------------------------
 U.S. Investigation Services, Inc., Sr. Sec. Credit Facilities
 Term Loan, Tranche C, 6.01%, 1/10/09 2                                     10,766,882              10,901,468
----------------------------------------------------------------------------------------------------------------
 Washington Group International, Inc., Sr. Sec. Credit Facilities
 Term Loan, Tranche B, 4.92%, 7/15/08 1,2                                   11,250,000              11,306,250
                                                                                                ----------------
                                                                                                   102,341,915

----------------------------------------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--6.4%
 Amsted Industries, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.23%-5.46%, 8/19/10 1,2                                         9,693,358               9,872,084
----------------------------------------------------------------------------------------------------------------
 Blount International, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.15%-5.31%, 8/9/10 2                                           10,945,011              11,131,985
----------------------------------------------------------------------------------------------------------------
 Exide Technologies, Sr. Sec. Credit Facilities Term Loan:
 Tranche EU, 5.875%-6.125%, 5/5/10 1,2                                       5,499,999               5,362,499
 Tranche US, 5.875%-6.125%, 5/5/10 1,2                                       5,499,999               5,362,499
----------------------------------------------------------------------------------------------------------------
 Hillman Group, Inc. (The), Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.50%-6.148%, 3/31/11 1,2                                       16,490,370              16,675,887
----------------------------------------------------------------------------------------------------------------
 Invensys plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
 6.09%, 9/5/09 1,2                                                           8,000,000               8,140,000
----------------------------------------------------------------------------------------------------------------
 Joan Fabrics Corp., Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 6.563%, 8/28/05 1,2                                                276,691                 265,623
 Tranche C, 6.813%, 8/28/06 1,2                                                559,241                 536,871
----------------------------------------------------------------------------------------------------------------
 Magnequench, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
 9.92%, 9/30/09 1,2                                                         13,632,931              13,735,178
----------------------------------------------------------------------------------------------------------------
 Metokote Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
 5.73%-5.98%, 8/12/10 1,2                                                    7,770,035               7,906,011
----------------------------------------------------------------------------------------------------------------
 Metokote Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
 8.23%-8.31%, 2/12/11 1,2                                                    3,785,000               3,851,237
----------------------------------------------------------------------------------------------------------------
 Mueller Group (The), Sr. Sec. Credit Facilities Term Loan, 5.15%-6.658%,
 4/22/11 1,2                                                                11,000,000              11,130,625
----------------------------------------------------------------------------------------------------------------
 PP Acquisition Corp., Sr. Sec. Credit Facilities Term Loan, 4.828%,
 11/12/11 1,2                                                                8,959,987               9,094,387


23 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                             PRINCIPAL                   VALUE
                                                                                AMOUNT              SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES Continued
 Roller Bearing Co. of America, Inc., Sr. Sec. Credit Facilities
 Term Loan, 6.193%-7.75%, 12/29/10 1,2                                    $  9,949,999           $   9,974,875
----------------------------------------------------------------------------------------------------------------
 Sensus Metering System, Inc., Sr. Sec. Credit Facilities Term Loan:
 Tranche B1, 4.15%-5.403%, 12/17/10 1,2                                     11,165,217              11,237,322
 Tranche B2, 4.15%-5.403%, 12/17/10 1,2                                      1,674,783               1,685,598
----------------------------------------------------------------------------------------------------------------
 Tinnerman Palnut Engineered Products LLC, Sr. Sec. Credit Facilities
 1st Lien Term Loan, 5.67%-5.89%, 11/5/09 1,2                               11,000,000              11,110,000
                                                                                                ----------------
                                                                                                   137,072,681

----------------------------------------------------------------------------------------------------------------
 MACHINERY--0.4%
 Gleason Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
 5.13%-5.299%, 7/23/11 1,2                                                   8,000,000               8,100,000
                                                                                                ----------------
                                                                                                     8,100,000

----------------------------------------------------------------------------------------------------------------
 MARINE--1.3%
 American Commercial Lines LLC, Sr. Sec. Credit Facilities Term Loan,
 Tranche A, 6.50%-8.137%, 1/12/10 1,2                                       15,833,248              15,922,311
----------------------------------------------------------------------------------------------------------------
 Great Lakes Dredge & Dock Co., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.49%-6.60%, 12/22/10 1,2                                       11,106,137              11,106,137
                                                                                                ----------------
                                                                                                    27,028,448

----------------------------------------------------------------------------------------------------------------
 ROAD & RAIL--0.9%
 Amerco, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche A, 6.30%,
 2/27/09 1,2                                                                 4,682,602               4,790,888
----------------------------------------------------------------------------------------------------------------
 Performance Trans Services, Sr. Sec. Credit Facilities
 1st Lien Term Loan, Tranche B, 6.84%, 12/6/11 1,2                           9,130,435               9,130,435
----------------------------------------------------------------------------------------------------------------
 Performance Trans Services, Sr. Sec. Credit Facilities
 Letter of Credit Loan, 6.79%, 12/6/09 1,2                                   5,869,565               5,869,565
                                                                                                ----------------
                                                                                                    19,790,888

----------------------------------------------------------------------------------------------------------------
 TRANSPORTATION INFRASTRUCTURE--0.2%
 Environmental Systems Products, Inc., Sr. Sec. Credit Facilities
 1st Lien Term Loan, Tranche B, 5.90%-6.23%, 11/6/08 1,2                     2,128,988               2,155,600
----------------------------------------------------------------------------------------------------------------
 Environmental Systems Products, Inc., Sr. Sec. Credit Facilities
 2nd Lien Term Loan, 12.40%-12.73%, 11/6/10 1,2                              2,000,001               2,067,501
                                                                                                ----------------
                                                                                                     4,223,101

----------------------------------------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--1.1%
----------------------------------------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--0.1%
 VeriFone, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.73%,
 12/31/11 1,2                                                                2,000,000               2,063,750
----------------------------------------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--1.0%
 Amkor Technology, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
 Tranche B, 6.86%, 10/27/10 1,2                                              9,000,000               9,307,503


24 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                             PRINCIPAL                   VALUE
                                                                                AMOUNT              SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS Continued
 Viasystems, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche C,
 6.49%-6.69%, 9/30/09 1,2                                                  $12,000,000          $   12,090,000
                                                                                                ----------------
                                                                                                    21,397,503

----------------------------------------------------------------------------------------------------------------
 MATERIALS--10.5%
----------------------------------------------------------------------------------------------------------------
 CHEMICALS--5.7%
 Brenntag AG, Sr. Sec. Credit Facilities Term Loan, Tranche B, 4.73%,
 2/27/12 1,2                                                                 5,000,000               5,049,500
----------------------------------------------------------------------------------------------------------------
 Celanese AG, Sr. Sec. Credit Facilities Term Loan, Tranche B,
 4/6/11 1,2,3                                                                5,000,000               5,018,750
----------------------------------------------------------------------------------------------------------------
 Celanese Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B Add-On,
 4/11/11 1,2,3                                                              11,125,894              11,334,504
----------------------------------------------------------------------------------------------------------------
 Celanese Corp., Sr. Sec. Credit Facilities Term Loan, Delayed Draw,
 Tranche C, 1/11/11 1,2,3                                                    2,874,106               2,906,440
----------------------------------------------------------------------------------------------------------------
 Cognis Deutschland GmbH & Co. KG, Sr. Sec. Credit Facilities 2nd Lien
 Term Loan, Tranche C, 7.223%, 4/21/13 1,2                                   3,000,000               3,133,125
----------------------------------------------------------------------------------------------------------------
 Cognis Deutschland GmbH & Co. KG, Sr. Sec. Credit Facilities Term Loan:
 Tranche B1, 5.44%, 4/21/12 1,2                                              1,916,513               1,926,000
 Tranche B4, 5.44%, 4/21/12 1,2                                              1,361,808               1,368,549
 Tranche C1, 5.94%, 5/12/13 1,2                                              4,669,466               4,703,203
----------------------------------------------------------------------------------------------------------------
 Crompton Corp., Sr. Sec. Credit Facilities Letter of Credit Term Loan,
 5.48%, 8/20/09 1,2                                                          5,000,000               5,028,125
----------------------------------------------------------------------------------------------------------------
 Crompton Corp., Sr. Sec. Credit Facilities Term Loan, 7.67%, 8/1/10 1,2     5,000,000               5,437,500
----------------------------------------------------------------------------------------------------------------
 Huntsman Corp. LLC, Sr. Sec. Credit Facilities Term Loan, 6.05%,
 3/31/10 2                                                                  25,000,000              25,443,750
----------------------------------------------------------------------------------------------------------------
 Huntsman ICI Chemicals LLC, Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5%, 12/31/10 2                                                  20,962,261              21,292,416
----------------------------------------------------------------------------------------------------------------
 Invista, Inc., Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 5.313%, 4/27/11 1,2                                              5,383,059               5,483,991
 Tranche B2, 5.313%, 4/27/11 1,2                                             2,428,706               2,469,690
----------------------------------------------------------------------------------------------------------------
 Polymer Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
 Tranche B, 5.78%, 4/27/10 1,2                                               2,815,000               2,848,428
----------------------------------------------------------------------------------------------------------------
 Polymer Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
 Tranche C, 8.78%, 4/27/11 1,2                                               3,000,000               3,033,750
----------------------------------------------------------------------------------------------------------------
 Resolution Specialty Materials, Inc., Sr. Sec. Credit Facilities
 Term Loan, Tranche B, 5.188%, 8/2/10 1,2                                    4,987,500               5,070,108
----------------------------------------------------------------------------------------------------------------
 Supresta, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 5.56%,
 7/20/11 1,2                                                                 5,675,664               5,760,799
----------------------------------------------------------------------------------------------------------------
 Wellman, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.16%,
 1/31/09 1,2                                                                 1,000,000               1,017,917
----------------------------------------------------------------------------------------------------------------
 Wellman, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.91%,
 1/31/10 1,2                                                                 3,000,000               3,083,751
----------------------------------------------------------------------------------------------------------------
 Westlake Chemical Corp., Sr. Sec. Credit Facilities Term Loan,
 4.45%-6.393%, 7/31/10 1,2                                                     335,001                 339,397
                                                                                                ----------------
                                                                                                   121,749,693




25 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                             PRINCIPAL                   VALUE
                                                                                AMOUNT              SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
 CONSTRUCTION MATERIALS--1.1%
 Builders FirstSource, Sr. Sec. Credit Facilities 1st Lien Term Loan,
 5.58%, 3/4/10 1,2                                                        $  5,458,750          $    5,479,220
----------------------------------------------------------------------------------------------------------------
 Builders FirstSource, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
 11.08%, 9/4/10 1,2                                                          7,000,000               7,113,750
----------------------------------------------------------------------------------------------------------------
 Building Materials Holding Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.313%, 8/13/10 1,2                                              2,462,500               2,480,969
----------------------------------------------------------------------------------------------------------------
 CONTECH Construction Products, Inc., Sr. Sec. Credit Facilities
 Term Loan, Tranche B, 4.94%, 10/19/10 1,2                                   8,000,000               8,135,000
                                                                                                ----------------
                                                                                                    23,208,939

----------------------------------------------------------------------------------------------------------------
 CONTAINERS & PACKAGING--1.6%
 Consolidated Container Co., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.125%, 12/31/08 1,2                                             2,985,000               3,024,178
----------------------------------------------------------------------------------------------------------------
 Graham Packaging Co. LP, Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 5%-5.125%, 9/15/11 1,2                                           6,500,000               6,596,921
 Tranche C, 6.813%, 3/15/12 1,2                                              6,000,000               6,170,250
----------------------------------------------------------------------------------------------------------------
 Graphic Packaging International Corp., Sr. Sec. Credit Facilities
 Term Loan, Tranche B, 5.06%-5.44%, 8/8/10 1,2                               2,737,645               2,787,265
----------------------------------------------------------------------------------------------------------------
 Kerr Group, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 6.06%-7.377%, 8/13/10 2                                                     5,152,461               5,213,003
----------------------------------------------------------------------------------------------------------------
 Owens-Illinois, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 5.23%, 5/21/08 2                                                            2,564,740               2,611,226
----------------------------------------------------------------------------------------------------------------
 Precise Technology Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
 5.563%, 3/22/11 2                                                           6,808,171               6,861,364
                                                                                                ----------------
                                                                                                    33,264,207

----------------------------------------------------------------------------------------------------------------
 METALS & MINING--1.0%
 International Mill Service, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche C, 5.08%, 12/21/10 1,2                                              8,000,000               8,140,000
----------------------------------------------------------------------------------------------------------------
 James River Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
 9%, 5/31/11 1                                                               5,735,282               5,792,635
----------------------------------------------------------------------------------------------------------------
 Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
 5.559%, 1/31/10 1,2                                                         8,500,000               8,648,750
                                                                                                ----------------
                                                                                                    22,581,385

----------------------------------------------------------------------------------------------------------------
 PAPER & FOREST PRODUCTS--1.1%
 Boise Cascade LLC, Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 4.844%, 10/29/11 2                                              10,986,301              11,143,658
 Tranche C, 4.844%, 10/28/10 1,2                                             5,513,699               5,526,854
----------------------------------------------------------------------------------------------------------------
 SP Newsprint Co., Sr. Sec. Credit Facilities Letter of Credit Term Loan,
 Tranche B2, 5.48%, 1/9/11 2                                                 3,866,667               3,915,000
----------------------------------------------------------------------------------------------------------------
 SP Newsprint Co., Sr. Sec. Credit Facilities Term Loan, Tranche B1,
 5.58%, 1/9/11 1,2                                                           2,073,333               2,110,913
                                                                                                ----------------
                                                                                                    22,696,425




26 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                             PRINCIPAL                   VALUE
                                                                                AMOUNT              SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--8.5%
----------------------------------------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--5.8%
 IPC Acquisition Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 6.059%, 8/29/08 1,2                                           $  1,735,352            $  1,761,382
----------------------------------------------------------------------------------------------------------------
 Level 3 Communications, Inc., Sr. Sec. Credit Facilities Term Loan,
 9.375%, 11/30/11 2                                                         20,500,000              21,268,750
----------------------------------------------------------------------------------------------------------------
 McLeodUSA, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 6.42%, 5/30/08 1,2                                                          4,578,160               2,374,920
----------------------------------------------------------------------------------------------------------------
 Qwest Corp., Sr. Sec. Credit Facilities Term Loan, Tranche A, 7.39%,
 6/30/07 2                                                                  30,000,000              31,325,880
----------------------------------------------------------------------------------------------------------------
 VALOR Telecommunications LLC, Sr. Sec. Credit Facilities 1st Lien Term
 Loan, Tranch B, 5.98%-6.078%, 9/23/09 2                                    22,443,750              22,567,662
----------------------------------------------------------------------------------------------------------------
 WestCom Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
 5.41%, 1/15/11 1,2                                                          8,500,000               8,643,438
----------------------------------------------------------------------------------------------------------------
 WestCom Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.66%,
 6/15/11 1,2                                                                12,000,000              12,480,000
----------------------------------------------------------------------------------------------------------------
 WilTel Communications Group, Inc., Sr. Sec. Credit Facilities 1st Lien
 Term Loan, Tranche B, 5.90%-6.06%, 7/20/10 1,2                             14,475,000              14,610,703
----------------------------------------------------------------------------------------------------------------
 XO Communications, Inc., Sr. Sec. Credit Facilities Term Loan, 8.93%,
 7/15/09 1,2                                                                 8,476,119               8,476,119
                                                                                                ----------------
                                                                                                   123,508,854

----------------------------------------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES--2.7%
 AAT Communications, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.25%-5.26%, 1/12/12 1,2                                        10,500,000              10,644,375
----------------------------------------------------------------------------------------------------------------
 Centennial Cellular Operation Co. LLC, Sr. Sec. Credit Facilities Term
 Loan, Tranche B, 4.92%-5.38%, 1/20/11 2                                    18,091,960              18,254,498
----------------------------------------------------------------------------------------------------------------
 Leap Wireless International, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.943%, 12/1/10 1,2                                             10,000,000              10,020,830
----------------------------------------------------------------------------------------------------------------
 New Skies Satellites NV, Sr. Sec. Credit Facilities Term Loan,
 5.25%-5.438%, 5/4/11 1,2                                                   10,500,000              10,613,747
----------------------------------------------------------------------------------------------------------------
 SBA Senior Finance, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche C, 4.81%-5.52%, 10/31/08 2                                          5,462,525               5,541,049
----------------------------------------------------------------------------------------------------------------
 USA Mobility, Inc., Sr. Sec. Credit Facilities Term Loan, 4.83%,
 11/16/06 1,2                                                                2,285,714               2,302,857
                                                                                                ----------------
                                                                                                    57,377,356

----------------------------------------------------------------------------------------------------------------
 UTILITIES--8.7%
----------------------------------------------------------------------------------------------------------------
 ELECTRIC UTILITIES--7.0%
 Allegheny Energy, Inc., Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 3/8/11 1,2,3                                                     6,000,000               6,119,250
 Tranche B, 4.76%-4.91%, 3/8/11 2                                            7,619,442               7,770,879
----------------------------------------------------------------------------------------------------------------
 Allegheny Energy, Inc., Sr. Sec. Credit Facilities Term Loan,
 5.20%-5.55%, 3/8/07 2                                                       7,500,000               7,537,500
----------------------------------------------------------------------------------------------------------------
 Astoria Energy LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
 6.86%-7.81%, 3/26/12 2                                                     10,000,000              10,237,500


27 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                             PRINCIPAL                   VALUE
                                                                                AMOUNT              SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
 ELECTRIC UTILITIES Continued
 Calpine Construction Finance Co. LP, Sr. Sec. Credit Facilities
 1st Lien Term Loan, 8.578%, 8/26/09 1,2                                   $10,904,925          $   11,729,610
----------------------------------------------------------------------------------------------------------------
 KGen Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
 6.578%, 5/25/11 2                                                          19,957,500              20,206,969
----------------------------------------------------------------------------------------------------------------
 Midwest Generation LLC, Sr. Sec. Credit Facilities Term Loan,
 5.47%-5.814%, 4/5/11 1,2                                                   11,657,318              11,839,463
----------------------------------------------------------------------------------------------------------------
 Quachita Power LLC, Sr. Sec. Credit Facilities Term Loan, 5.33%,
 8/30/07 1,2                                                                 6,309,134               6,083,059
----------------------------------------------------------------------------------------------------------------
 Quanta Services, Inc., Sr. Sec. Credit Facilities Term Loan, 5.51%,
 6/19/08 1,2                                                                13,860,000              14,059,238
----------------------------------------------------------------------------------------------------------------
 Riverside Energy Center LLC/Rocky Mountain Energy Center LLC,
 Sr. Sec. Credit Facilities Term Loan, 6.34%-6.38%, 6/22/11 1,2             27,000,000              27,675,000
----------------------------------------------------------------------------------------------------------------
 Tenaska Alabama Partners LP, Sr. Sec. Credit Facilities
 Letter of Credit Term Loan, 5/31/07 1,2,3                                   1,447,981               1,419,021
----------------------------------------------------------------------------------------------------------------
 Tenaska Alabama Partners LP, Sr. Sec. Credit Facilities Term Loan,
 5/31/07 1,2,3                                                              14,552,020              14,260,979
----------------------------------------------------------------------------------------------------------------
 Williams Production Holdings LLC, Sr. Sec. Credit Facilities Term Loan,
 Tranche C, 4.99%, 5/30/08 1,2                                               8,900,400               9,048,743
                                                                                                ----------------
                                                                                                   147,987,211

----------------------------------------------------------------------------------------------------------------
 GAS UTILITIES--0.7%
 Regency Gas Services LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
 Tranche B, 5.31%-5.53%, 5/9/10 1,2                                         15,500,000              15,790,625
                                                                                                ----------------
                                                                                                    15,790,625

----------------------------------------------------------------------------------------------------------------
 MULTI-UTILITIES & UNREGULATED POWER--1.0%
 Calpine Generating Co. LLC, Sr. Sec. Credit Facilities
 1st Lien Term Loan, Tranche B, 6.14%, 4/1/09 2                             20,000,000              20,502,500
                                                                                                ----------------
 Total Corporate Loans (Cost $2,218,492,927)                                                     2,233,527,928

----------------------------------------------------------------------------------------------------------------
 CORPORATE BONDS AND NOTES--2.5%
----------------------------------------------------------------------------------------------------------------
 Advanstar Communications, Inc., 10.75% Sr. Sec. Nts., 8/15/10               5,000,000               5,650,000
----------------------------------------------------------------------------------------------------------------
 FelCor Lodging LP, 6.874% Sr. Nts., 6/1/11 2                               12,000,000              12,690,000
----------------------------------------------------------------------------------------------------------------
 General Motors Acceptance Corp., 4.56% Nts., 12/1/14 2                      8,000,000               7,651,184
----------------------------------------------------------------------------------------------------------------
 Tenet Healthcare Corp., 5% Sr. Nts., 7/1/07                                 8,000,000               8,180,000
----------------------------------------------------------------------------------------------------------------
 Unova, Inc.:
 6.875% Unsec. Nts., 3/15/05 1                                               8,500,000               8,553,125
 7% Unsec. Nts., 3/15/08 1                                                  10,250,000              10,583,125
                                                                                                ----------------
 Total Corporate Bonds and Notes (Cost $51,709,109)                                                 53,307,434


28 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                                                         VALUE
                                                                                SHARES              SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
 PREFERRED STOCKS--0.0%
----------------------------------------------------------------------------------------------------------------
 Superior TeleCom, Inc., 9.50% Cv., Series A, Non-Vtg. 1,4 (Cost $60,318)       60,317          $       48,139

----------------------------------------------------------------------------------------------------------------
 COMMON STOCKS--0.6%
----------------------------------------------------------------------------------------------------------------
 Acterna LLC 1,4                                                               164,221               8,293,161
----------------------------------------------------------------------------------------------------------------
 MCI, Inc.                                                                     214,750               4,142,528
                                                                                                ----------------
 Total Common Stocks (Cost $10,590,858)                                                             12,435,689

                                                                                 UNITS
----------------------------------------------------------------------------------------------------------------
 RIGHTS, WARRANTS AND CERTIFICATES--0.0%
----------------------------------------------------------------------------------------------------------------
 Reliant Energy, Inc. Wts., Exp. 8/25/08  1,4 (Cost $0)                         36,754                 303,221

                                                                             PRINCIPAL
                                                                                AMOUNT
----------------------------------------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS--0.3%
----------------------------------------------------------------------------------------------------------------
 Repurchase agreement (Principal Amount/Value $4,874,000, with a maturity value of $4,874,329) with DB Alex Brown LLC, 2.43%, dated 1/31/05, to be repurchased at $4,874,329 on 2/1/05,
 collateralized by U.S. Treasury Bonds, 9%, 11/15/18, with
 a value of $4,972,740 (Cost $4,874,000)                                 $   4,874,000               4,874,000
----------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $2,285,727,212)                               108.5%          2,304,496,411
----------------------------------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS                                            (8.5)           (179,920,712)
                                                                       -----------------------------------------
 NET ASSETS                                                                      100.0%         $2,124,575,699
                                                                       =========================================


FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Illiquid security. The aggregate value of illiquid securities as of January 31, 2005 was $1,729,272,932, which represents 81.39% of the Fund's net assets. See Note 5 of Notes to Financial Statements.
2. Represents the current interest rate for a variable or increasing rate security.
3. This Senior Loan will settle after February 28, 2005, at which time the interest rate will be determined.
4. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


29 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------


 January 31, 2005
-----------------------------------------------------------------------------------------------------------
 ASSETS
-----------------------------------------------------------------------------------------------------------
 Investments, at value (cost $2,285,727,212)--see accompanying statement of investments    $2,304,496,411
-----------------------------------------------------------------------------------------------------------
 Cash                                                                                          15,753,640
-----------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                                              61,168,383
 Shares of beneficial interest sold                                                             6,698,269
 Interest, dividends and principal paydowns                                                     3,083,453
 Other                                                                                             10,667
                                                                                           ----------------
 Total assets                                                                               2,391,210,823

-----------------------------------------------------------------------------------------------------------
 LIABILITIES
-----------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                                        206,307,854
 Shares of beneficial interest redeemed                                                        58,695,319
 Dividends                                                                                        524,508
 Distribution and service plan fees                                                               442,007
 Interest expense                                                                                 259,403
 Transfer and shareholder servicing agent fees                                                    127,470
 Shareholder communications                                                                        66,837
 Trustees' compensation                                                                             3,095
 Other                                                                                            208,631
                                                                                           ----------------
 Total liabilities                                                                            266,635,124

-----------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                $2,124,575,699
                                                                                           ================

-----------------------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------
 Par value of shares of beneficial interest                                                $      221,040
-----------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                 2,143,438,326
-----------------------------------------------------------------------------------------------------------
 Accumulated net investment income                                                                182,726
-----------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments                                                 (38,035,592)
-----------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                                    18,769,199
                                                                                           ----------------
 NET ASSETS                                                                                $2,124,575,699
                                                                                           ================




30 | OPPENHEIMER SENIOR FLOATING RATE FUND

-----------------------------------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $736,718,976 and 76,696,147 shares of beneficial interest outstanding)                             $9.61
 Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)    $9.96
-----------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $326,853,165
 and 34,013,721 shares of beneficial interest outstanding)                                          $9.61
-----------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $1,061,003,558 and 110,330,544 shares of beneficial interest outstanding)                          $9.62



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


31 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------


 For the Six Months Ended January 31, 2005
------------------------------------------------------------------------------------
 INVESTMENT INCOME
------------------------------------------------------------------------------------
 Interest                                                              $53,118,651
------------------------------------------------------------------------------------
 Other income                                                              556,773
------------------------------------------------------------------------------------
 Dividends                                                                 176,026
                                                                       -------------
 Total investment income                                                53,851,450

------------------------------------------------------------------------------------
 EXPENSES
------------------------------------------------------------------------------------
 Management fees                                                         5,590,322
------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                   704,084
 Class B                                                                 1,162,041
 Class C                                                                 3,144,712
------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                   192,807
 Class B                                                                   177,958
 Class C                                                                   304,430
------------------------------------------------------------------------------------
 Shareholder communications:
 Class A                                                                    30,326
 Class B                                                                    42,025
 Class C                                                                    62,486
------------------------------------------------------------------------------------
 Interest expense                                                          222,314
------------------------------------------------------------------------------------
 Custodian fees and expenses                                               188,547
------------------------------------------------------------------------------------
 Trustees' compensation                                                     18,526
------------------------------------------------------------------------------------
 Other                                                                     459,446
                                                                       -------------
 Total expenses                                                         12,300,024
 Less payments and waivers of expenses                                  (1,722,620)
                                                                       -------------
 Net expenses                                                           10,577,404

------------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                                  43,274,046

------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN
------------------------------------------------------------------------------------
 Net realized gain on investments                                        2,303,236
------------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                    7,129,713

------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $52,706,995
                                                                       =============




 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


32 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    SIX MONTHS             YEAR
                                                                         ENDED            ENDED
                                                              JANUARY 31, 2005         JULY 31,
                                                                   (UNAUDITED)             2004
-------------------------------------------------------------------------------------------------
 OPERATIONS
-------------------------------------------------------------------------------------------------
 Net investment income                                          $   43,274,046   $   35,772,485
-------------------------------------------------------------------------------------------------
 Net realized gain                                                   2,303,236        6,317,694
-------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation                               7,129,713       11,715,595
                                                                ---------------------------------
 Net increase in net assets resulting from operations               52,706,995       53,805,774

-------------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                           (15,310,655)      (7,286,019)
 Class B                                                            (7,455,453)      (8,982,134)
 Class C                                                           (20,283,525)     (15,514,260)

-------------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from beneficial
 interest transactions:
 Class A                                                           357,408,133      327,604,102
 Class B                                                            48,196,076      113,330,151
 Class C                                                           440,525,963      397,312,953

-------------------------------------------------------------------------------------------------
 NET ASSETS
-------------------------------------------------------------------------------------------------
 Total increase                                                    855,787,534      860,270,567
-------------------------------------------------------------------------------------------------
 Beginning of period                                             1,268,788,165      408,517,598
                                                                ---------------------------------
 End of period (including accumulated net investment income
 (loss) of $182,726 and $(41,687), respectively)                $2,124,575,699   $1,268,788,165
                                                                =================================



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


33 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

 For the Six Months Ended January 31, 2005
----------------------------------------------------------------------------------------
 CASH FLOWS FROM OPERATING ACTIVITIES
----------------------------------------------------------------------------------------
 Net increase in net assets from operations                            $    52,706,995
----------------------------------------------------------------------------------------
 Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
 Purchase of investment securities                                      (3,422,575,136)
 Proceeds from disposition of investment securities                      2,542,626,141
 Premium amortization                                                          908,926
 Discount accretion                                                         (1,596,935)
 Net realized gain on investments                                           (2,303,236)
 Net change in unrealized appreciation on investments                       (7,129,713)
 Decrease in interest, dividend and paydown receivable                       4,207,608
 Increase in other assets                                                       (7,390)
 Increase in payable for accrued expenses                                      211,126
                                                                       -----------------
 Net cash used in operating activities                                    (832,951,614)

----------------------------------------------------------------------------------------
 CASH FLOWS FROM FINANCING ACTIVITIES
----------------------------------------------------------------------------------------
 Proceeds from bank borrowing                                              320,200,000
 Payments on bank borrowing                                               (333,000,000)
 Proceeds from shares sold                                                 943,683,444
 Payment on shares redeemed                                                (80,864,571)
 Cash distributions paid                                                   (13,827,974)
                                                                       -----------------
 Net cash provided by financing activities                                 836,190,899
----------------------------------------------------------------------------------------
 Net increase in cash                                                        3,239,285
----------------------------------------------------------------------------------------
 Cash, beginning balance                                                    12,514,355
                                                                       -----------------
 Cash, ending balance                                                  $    15,753,640
                                                                       =================


Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $29,025,178.
Cash paid for interest on bank borrowings--$150,222.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


34 | OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                          SIX MONTHS                                               YEAR
                                               ENDED                                              ENDED
                                    JANUARY 31, 2005                                           JULY 31,
 CLASS A                                 (UNAUDITED)       2004      2003      2002      2001    2000 1
---------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period          $9.56      $9.24     $9.03     $9.51     $9.96    $10.00
---------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                           .26 2      .49       .55       .54       .80       .71
 Net realized and unrealized gain (loss)         .05        .30       .14      (.50)     (.46)     (.04)
                                               ----------------------------------------------------------
 Total from investment operations                .31        .79       .69       .04       .34       .67
---------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income           (.26)      (.47)     (.48)     (.52)     (.79)     (.71)
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period                $9.61      $9.56     $9.24     $9.03     $9.51    $ 9.96
                                               ==========================================================

---------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 3             3.25%      8.78%     7.91%     0.44%     3.52%     6.94%
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)   $736,719   $376,001   $44,028   $33,905   $44,985   $22,421
---------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $572,325   $146,224   $35,298   $41,195   $41,457   $ 6,600
---------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income                          5.33%      5.56%     6.23%     5.84%     8.11%     8.30%
 Total expenses                                 1.08%      1.19%     1.39%     1.42%     1.20%     1.26%
 Expenses after payments and waivers and
 reduction to custodian expenses                0.88%      0.99%     1.19%     1.22%     1.00%     0.87%
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                          59%       155%        9%       92%       47%       62%



1. For the period from September 8, 1999 (commencement of operations) to July 31, 2000.
2. Per share amounts calculated based on the average shares outstanding during the period.
3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and repurchase at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


35 | OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                          SIX MONTHS                                               YEAR
                                               ENDED                                              ENDED
                                    JANUARY 31, 2005                                           JULY 31,
 CLASS B                                 (UNAUDITED)       2004      2003      2002      2001    2000 1
---------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period          $9.56      $9.24     $9.04     $9.51     $9.97    $10.00
---------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                           .23 2      .46       .52       .49       .76       .67
 Net realized and unrealized gain (loss)         .05        .28       .11      (.49)     (.47)     (.03)
                                               ----------------------------------------------------------
 Total from investment operations                .28        .74       .63        --       .29       .64
---------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income           (.23)      (.42)     (.43)     (.47)     (.75)     (.67)
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period                $9.61      $9.56     $9.24     $9.04     $9.51    $ 9.97
                                               ==========================================================

---------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 3             2.97%      8.18%     7.21%     0.05%     2.96%     6.56%
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)   $326,853   $277,043  $157,057  $176,760  $220,328   $98,343
---------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $308,559   $201,260  $163,238  $206,869  $177,025   $49,122
---------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income                          4.82%      5.04%     5.70%     5.33%     7.56%     7.80%
 Total expenses                                 1.64%      1.76%     1.93%     1.92%     1.64%     1.76%
 Expenses after payments and waivers and
 reduction to custodian expenses                1.44%      1.56%     1.73%     1.72%     1.44%     1.37%
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                          59%       155%        9%       92%       47%       62%


1. For the period from September 8, 1999 (commencement of operations) to July 31, 2000.
2. Per share amounts calculated based on the average shares outstanding during the period.
3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and repurchase at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


36 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                             SIX MONTHS                                               YEAR
                                                  ENDED                                              ENDED
                                       JANUARY 31, 2005                                           JULY 31,
 CLASS C                                    (UNAUDITED)       2004      2003      2002      2001    2000 1
------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period             $9.57      $9.25     $9.04     $9.51     $9.97    $10.00
------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                              .23 2      .45       .52       .50       .76       .67
 Net realized and unrealized gain (loss)            .05        .29       .12      (.50)     (.47)     (.04)
                                                  ----------------------------------------------------------
 Total from investment operations                   .28        .74       .64        --       .29       .63
------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income              (.23)      (.42)     (.43)     (.47)     (.75)     (.66)
------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $9.62      $9.57     $9.25     $9.04     $9.51     $9.97
                                                  ==========================================================

------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 3                2.99%      8.21%     7.35%     0.05%     2.96%     6.51%
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)    $1,061,004   $615,744  $207,433  $236,111  $350,126  $194,933
------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $  836,329   $346,347  $210,987  $303,123  $323,725  $ 82,761
------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income                             4.84%      5.05%     5.73%     5.37%     7.60%     7.79%
 Total expenses                                    1.58%      1.71%     1.91%     1.92%     1.65%     1.77%
 Expenses after payments and waivers and
 reduction to custodian expenses                   1.38%      1.51%     1.71%     1.72%     1.45%     1.38%
------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             59%       155%        9%       92%       47%       62%


1. For the period from September 8, 1999 (commencement of operations) to July 31, 2000.
2. Per share amounts calculated based on the average shares outstanding during the period.
3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and repurchase at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


37 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Senior Floating Rate Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Fund seeks as high a level of current income and preservation of capital as is consistent with investing primarily in senior floating rate loans and other debt obligations. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without an initial sales charge but may be subject to an Early Withdrawal Charge. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C shares have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the end of the month in which you purchase them.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).



38 | OPPENHEIMER SENIOR FLOATING RATE FUND

--------------------------------------------------------------------------------
 WHEN-ISSUED AND DELAYED DELIVERY SECURITY TRANSACTIONS. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a "when issued" and "delayed delivery" basis. No income accrues to the Fund on such interests or securities in connection with such purchase transactions prior to the date the Fund actually takes delivery of such interest or securities. These transactions are subject to market fluctuation; the value of the interests in Senior Loans and other portfolio debt securities at delivery may be more or less than their purchase prices, and yields generally available on such interests or securities when delivery occurs may be higher or lower than yields on the interest or securities obtained pursuant to such transactions. Because the Fund relies on the buyer or seller to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When the Fund is the buyer in such a transaction, it will maintain, in a segregated account with its custodian, cash or liquid securities having an aggregate value equal to the amount of such purchase commitments until payment is made. To the extent the Fund engages in "when issued" and "delayed delivery" purchases, it will do so for the purpose of acquiring interest or securities for the Fund's portfolio consistent with the Fund's investment objective and policies and not for the purpose of investment leverage.

--------------------------------------------------------------------------------
 SENIOR LOANS. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in floating rate Senior Loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan.While most of these loans will be collateralized, the Fund can also under normal market conditions invest up to 10% of its net assets (plus borrowings for investment purposes) in uncollateralized floating rate Senior Loans.
    Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for many Senior Loans. As a result, many Senior Loans are illiquid, meaning the Fund may not be able to value them accurately or to sell them quickly at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
    As of January 31, 2005, securities with an aggregate market value of $2,233,527,928, representing 105.1% of the Fund's net assets were comprised of Senior Loans, of which $1,681,643,006 representing 79.15% of net assets, were illiquid.

--------------------------------------------------------------------------------
 SECURITY CREDIT RISK. Senior Loans are subject to credit risk. Credit risk relates to the ability of the borrower under a Senior Loan to make interest and principal payments as they become due. The Fund's investments in Senior Loans are subject to risk of default.

--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated



39 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
    Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
    As of January 31, 2005, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $37,305,263 expiring by 2013. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of January 31, 2005, it is estimated that the Fund will utilize $2,529,479 of capital loss carryforward to offset realized capital gains. During the year ended July 31, 2004, the Fund did utilize $1,064,614 of capital loss carryforward to offset realized capital gains.

 As of July 31, 2004, the Fund had available for federal income tax purposes post-October losses of $484,476 and unused capital loss carryforwards as follows:
                              EXPIRING
                              ----------------------
                              2010       $13,831,444
                              2011        26,003,298
                                         -----------
                              Total      $39,834,742
                                         ===========

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For



40 | OPPENHEIMER SENIOR FLOATING RATE FUND purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are earned as compensation for agreeing to changes in loan agreements.

--------------------------------------------------------------------------------
 CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



41 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has adopted the following fundamental policies concerning periodic repurchase offers:
    o The Fund will make periodic Repurchase Offers, pursuant to Rule 23c-3 under the Investment Company Act of 1940 (as that rule may be amended from time to time).
    o Repurchase offers shall be made at periodic intervals of three months between Repurchase Request Deadlines. The Deadlines will be at the time on a regular business day (normally the last regular business day) in the months of January, April, July and October to be determined by the Fund's Board of Trustees.
    o The Repurchase Pricing Date for a particular Repurchase Offer shall be not more than 14 days after the Repurchase Request Deadline for the Repurchase Offer. If that day is not a normal business day, then the Repurchase Pricing Date will be the following regular business day.
    Each quarter, the Fund's Board will determine the number of shares that the Fund will offer to repurchase in a particular Repurchase Offer. The Repurchase Offer Amount will be at least 5% but not more than 25% of the total number of shares of all classes of the Fund (in the aggregate) outstanding on the Repurchase Request Deadline. If shareholders tender more than the Repurchase Offer Amount for a particular Repurchase Offer, the Fund may repurchase up to an additional 2% of the shares outstanding on the Repurchase Request Deadline.

 For the six months ended January 31, 2005, the Fund extended two Repurchase
 Offers:

                            PERCENTAGE OF       AMOUNT OF
          REPURCHASE   OUTSTANDING SHARES      SHARES THE        NUMBER OF
          REQUEST        THE FUND OFFERED    FUND OFFERED  SHARES TENDERED
          DEADLINES         TO REPURCHASE   TO REPURCHASE    (ALL CLASSES)
          ----------------------------------------------------------------
          October 31, 2004             20%     35,129,386        4,658,458
          January 31, 2005             20      44,231,045        8,526,718

 The Fund is authorized to issue an unlimited number of shares of each class and at the date of this report has registered 200 million shares, par value $0.001 each. Transactions in shares of beneficial interest were as follows:

                   SIX MONTHS ENDED JANUARY 31, 2005      YEAR ENDED JULY 31, 2004
                                SHARES        AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------
 CLASS A
 Sold                       42,154,471  $403,414,439     36,589,676   $346,722,635
 Dividends and/or
 distributions reinvested    1,112,593    10,655,992        559,316      5,301,678
 Repurchased                (5,908,782)  (56,662,298)    (2,575,947)   (24,420,211)
                           --------------------------------------------------------
 Net increase               37,358,282  $357,408,133     34,573,045   $327,604,102
                           ========================================================


42 | OPPENHEIMER SENIOR FLOATING RATE FUND

                   SIX MONTHS ENDED JANUARY 31, 2005      YEAR ENDED JULY 31, 2004
                                SHARES        AMOUNT         SHARES         AMOUNT
------------------------------------------------------------------------------------
 CLASS B
 Sold                        6,889,703  $ 65,925,094     14,652,433   $138,541,892
 Dividends and/or
 distributions reinvested      511,193     4,896,462        597,692      5,649,211
 Repurchased                (2,362,240)  (22,625,480)    (3,264,998)   (30,860,952)
                           ---------------------------------------------------------
 Net increase                5,038,656  $ 48,196,076     11,985,127   $113,330,151
                           =========================================================

------------------------------------------------------------------------------------
 CLASS C
 Sold                       48,792,477  $467,501,971     45,179,360   $428,020,260
 Dividends and/or
 distributions reinvested    1,404,928    13,472,724      1,084,497     10,272,335
 Repurchased                (4,216,981)  (40,448,732)    (4,337,385)   (40,979,642)
                           ---------------------------------------------------------
 Net increase               45,980,424  $440,525,963     41,926,472   $397,312,953
                           =========================================================


--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2005, were $1,914,428,751 and $1,049,284,896, respectively.


--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million.

--------------------------------------------------------------------------------
 ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2005, the Fund paid $625,079 to OFS for services to the Fund.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of



43 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor a distribution fee (which is deemed to be an "asset-based sales charge") of up to 0.75% of average annual net assets on Class B shares and on Class C shares. The Board of Trustees has currently set that fee rate at 0.50% of average annual net assets of the respective class per year under each plan but may increase it up to 0.75% in the future. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at January 31, 2005 for Class B and Class C shares were $6,407,578 and $18,582,302, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                         CLASS A         CLASS B        CLASS C
                         CLASS A      CONTINGENT      CONTINGENT     CONTINGENT
                       FRONT-END        DEFERRED        DEFERRED       DEFERRED
                   SALES CHARGES   SALES CHARGES   SALES CHARGES  SALES CHARGES
 SIX MONTHS          RETAINED BY     RETAINED BY     RETAINED BY    RETAINED BY
 ENDED               DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR    DISTRIBUTOR
--------------------------------------------------------------------------------
 January 31, 2005       $658,913          $6,358        $155,375       $107,775

--------------------------------------------------------------------------------
 PAYMENTS AND WAIVERS OF EXPENSES. The Manager has voluntarily agreed to reduce its management fee by 0.20% of average annual net assets. As a result of this agreement, the Fund was reimbursed $1,722,620 for the six months ended January 31, 2005. It can amend or terminate that voluntary waiver at any time.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or terminated at any time.


44 | OPPENHEIMER SENIOR FLOATING RATE FUND

--------------------------------------------------------------------------------
 5. ILLIQUID SECURITIES
 As of January 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Most Senior Loans and many of the Fund's other investments are illiquid.


--------------------------------------------------------------------------------
 6. LOAN COMMITMENTS
 Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $18,548,429 at January 31, 2005. These commitments are subject to funding based on the borrower's discretion. The Fund is obligated to fund these commitments at the time of the request by the borrower. The Fund generally will maintain with its custodian, short-term investments having an aggregate value at least equal to the amount of unfunded loan commitments.


--------------------------------------------------------------------------------
 7. BORROWINGS
 The Fund can borrow money in an amount up to 33 1/3% of its total assets (after counting the assets purchased with the amount borrowed). The Fund may borrow if necessary to obtain short-term credit to allow it to repurchase shares during Repurchase Offers, to manage cash flows, and to fund additional purchase commitments under Senior Loans. The Fund may also borrow to acquire additional investments (a technique known as "leverage"). Until terminated on January 21, 2005, the Fund had entered into an agreement which enabled it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permitted borrowings up to $540 million, collectively, of which commitment $80 million was allocated to the Fund. Interest was charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.
    Effective January 21, 2005, the Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $800 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (2.4038% as of January 31, 2005). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $800 million facility size.
    For the six month period ended January 31, 2005, the average daily loan balance was $11,668,478 at an average daily interest rate of 2.515%. The Fund had no borrowings outstanding at January 31, 2005. The Fund had gross borrowings and gross loan repayments


45 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 7. BORROWINGS Continued
 of $320,200,000 and $333,000,000, respectively, during the six months ended January 31, 2005. The maximum amount of borrowings outstanding at any month-end during the six month period ended January 31, 2005 was $3,000,000. The Fund paid $11,669 in fees and $150,222 in interest during the six months ended January 31, 2005.


--------------------------------------------------------------------------------
 8. LITIGATION
 A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 31 present and former Directors or Trustees and 9 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.
    The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


46 | OPPENHEIMER SENIOR FLOATING RATE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.
    The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



47 | OPPENHEIMER SENIOR FLOATING RATE FUND

ITEM 2.  CODE OF ETHICS

         Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         The registrant's Board of Trustees has established a Governance Committee, one function of which is to create and oversee the process by which shareholders can submit nominees for positions on the Board. The Governance Committee has not yet adopted a charter, but anticipates that it will do so by the end of this calendar year. The Committee has temporarily adopted the process previously adopted by the Audit Committee regarding shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Committee in care of the Fund. The Committee may consider such persons at such time as it meets to consider possible nominees. The Committee, however, reserves solo discretion to determine the candidates for trustees and independent trustees to recommend to the Board and/or shareholders and may identify candidates other than those submitted by Shareholders. The Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

         Shareholders who desire to communicate with the Board should address correspondence to the Board of Trustees of the registrant, or to an individual Trustee c/o the Secretary of the Fund at 6803 South Tucson Way, Centennial, Colorado 80112 and may submit their correspondence electronically at WWW.OPPENHEIMERFUNDS.COM under the caption "contact us." If your correspondence is intended for a particular Trustee, please indicate the name of the Trustee for whom it is intended. The sender should indicate in the address whether it is intended for the entire board, the Independent Trustees as group, or to an individual Trustee. The Governance Committee will consider if a different process should be recommended to the Board.

ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Senior Floating Rate Fund


By:       /s/John V. Murphy
          -----------------
          John V. Murphy

          Chief Executive Officer

Date:     March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/John V. Murphy
          -----------------
          John V. Murphy

          Chief Executive Officer

Date:     March 17, 2005

By:       /s/Brian W. Wixted
          ------------------
          Brian W. Wixted

          Chief Financial Officer

Date:     March 17, 2005